Warrant Liability (Details)		6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 11, 2021 USD ($)	Jun. 30, 2026 CNY (¥) shares	Dec. 09, 2022 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 $ / shares shares	Dec. 09, 2022 CNY (¥)
Private Warrants [Member]
Warrant liability [Line Items]
Private placement per units | $ / shares					$ 11.5
Private warrant (in Shares) | shares					1
Fair value private warrants | ¥
Private warrant | ¥						¥ 123,750
MicroAlgo [Member]
Warrant liability [Line Items]
Par value | $ / shares					$ 0.001
Venus [Member]
Warrant liability [Line Items]
Fair value private warrants | $			$ 300,000
Private Warrants [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Fair value private warrants | $	$ 380,000
Private Placement Units [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Shares consummated | shares		225,000
IPO [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Private placement per units | $ / shares					$ 10
Ordinary Share [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Ordinary share issued | shares					1